Stock-based compensation (Options Assumptions) (Details) - Stock Option Plan - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumptions (1)
Grant price (in dollars per share)	$ 143.19	$ 166.61	$ 157.89
Expected stock price volatility	22.00%	23.00%	23.00%
Expected term (years)	5 years 3 months 18 days	5 years 4 months 24 days	5 years 6 months
Risk-free interest rate	2.67%	3.50%	2.98%
Dividend rate (in dollars per share)	$ 3.55	$ 3.38	$ 3.16
Weighted-average grant date fair value (in dollars per share)	$ 26.36	$ 36.53	$ 32.96